CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit (loss) for the year	$ 481.5	$ 2,153.8	$ (2,687.9)
Adjustments for:
Depreciation and amortization	1,286.1	1,142.5	1,471.8
Impairment loss (reversal)	(137.0)		2,063.4
Net finance expenses	357.5	342.4	304.5
Share of losses and change in fair value of investees	5.6	6.4	6.5
Capital gains, net	(37.6)	(43.9)	(10.9)
Income taxes	177.0	51.2	(127.6)
Other non-cash items	(0.1)	10.9	18.9
Total Adjustments	2,133.0	3,663.3	1,038.7
Change in inventories	44.4	(32.9)	11.4
Change in trade and other receivables	262.3	(352.9)	242.7
Change in trade and other payables including contract liabilities	(267.1)	357.8	(95.1)
Change in provisions and employee benefits	35.6	35.4	15.9
Total change in assets and liabilities	75.2	7.4	174.9
Dividends received from associates	1.9	3.1	2.3
Interest received	113.7	97.3	133.8
Income taxes paid	(24.3)	(18.4)	(329.7)
Net cash generated from operating activities	2,299.5	3,752.7	1,020.0
Cash flows from investing activities
Proceeds from sale of tangible assets, intangible assets and interest in investees	36.6	18.7	27.4
Acquisition and capitalized expenditures of tangible assets, intangible assets and interest in investees	(217.7)	(214.1)	(115.7)
Disposal (acquisition) of investment instruments, net	148.6	85.8	(138.2)
Loans granted to investees, net	(8.1)	(6.1)	(5.4)
Change in other receivables, net	(67.5)	31.6	3.2
Change in other investments (mainly deposits), net	(25.2)	(139.1)	2,005.2
Net cash generated from (used in) investing activities	(133.3)	(223.2)	1,776.5
Cash flows from financing activities
Repayment of lease liabilities and borrowings	(1,439.6)	(2,082.6)	(1,713.1)
Change in short-term loans			(21.0)
Interest paid	(474.3)	(465.6)	(380.7)
Dividend paid to owners of the company	(515.6)	(579.2)	(769.2)
Dividend paid to non-controlling interests	(3.8)	(4.0)	(8.9)
Net cash used in financing activities	(2,433.3)	(3,131.4)	(2,892.9)
Net change in cash and cash equivalents	(267.1)	398.1	(96.4)
Cash and cash equivalents at beginning of the year	1,314.7	921.5	1,022.1
Effect of exchange rate fluctuation on cash held	4.1	(4.9)	(4.2)
Cash and cash equivalents at the end of the year	$ 1,051.7	$ 1,314.7	$ 921.5